Derivatives (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
The following summarizes derivative instruments (in thousands):

	December 31, 2020			December 31, 2019
	Fair Value	Notional Amount		Fair Value	Notional Amount
IRLCs, net	$59,579	$10,594,329	(a)	$16,786	$6,727,739	(a)
FLSCs, net	(64,743)	16,602,739		(14,506)	10,674,680

Total	$(5,164)			$2,280

(a)	Adjusted for pullthrough rates of 92% and 81%, respectively.